Business, Going Concern and Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Computer equipment	$ 12,477	$ 9,964	$ 9,964
Accumulated depreciation	(3,746)	(2,242)	(249)
Total	$ 8,731	$ 7,722	$ 9,715
Computer Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Depreciation and amortization period	5 years	5 years
Computer Software [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Depreciation and amortization period	3 years	3 years